Details of Significant Accounts - Share capital, movements in shares outstanding (Details) - shares shares in Thousands	6 Months Ended	18 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Details of Significant Accounts
Shares outstanding at beginning of period (in shares)	101,917
Retirement of treasury shares (in shares)	(68)	(16,388)
Shares outstanding at end of period (in shares)	101,849	101,849